Provisions	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions

28 Provisions

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 1 Jan 2025	199	295	85	457	1,036
Additions	991	1,580	39	174	2,784
Amounts utilised	(525)	(194)	(25)	(64)	(808)
Unused amounts reversed	(108)	(47)	(34)	(68)	(257)
Exchange and other movements	21	28	4	(2)	51
At 31 Dec 2025	578	1,662	69	497	2,806
Contractual commitments[1]
At 1 Jan 2025					688
Net change in expected credit loss provision and other movements					(53)
At 31 Dec 2025					635
Total provisions
At 31 Dec 2024					1,724
At 31 Dec 2025					3,441

Provisions (excluding contractual commitments)
At 1 Jan 2024	284	380	130	420	1,214
Additions	181	205	36	203	625
Amounts utilised	(193)	(228)	(48)	(105)	(574)
Unused amounts reversed	(63)	(63)	(35)	(82)	(243)
Exchange and other movements	(10)	1	2	21	14
At 31 Dec 2024	199	295	85	457	1,036
Contractual commitments[1]
At 1 Jan 2024					527
Net change in expected credit loss provision and other movements					161
At 31 Dec 2024					688
Total provisions
At 31 Dec 2023					1,741
At 31 Dec 2024					1,724
1Contractual commitments include the expected credit loss provision in relation to off-balance sheet financial guarantee contracts and commitments to which the impairment requirements in IFRS 9 are applied; and provisions for performance and other guarantee contracts.
Further details of ‘Legal proceedings and regulatory matters’ are set out in Note 35. Legal proceedings include civil court, arbitration or tribunal proceedings brought against HSBC companies (whether by way of claim or counterclaim); or civil disputes that may, if not settled, result in court, arbitration or tribunal proceedings. ‘Regulatory matters’ refers to investigations, reviews and other actions carried out by, or in response to, the actions of regulators or law enforcement agencies in connection with alleged wrongdoing by HSBC.
Customer remediation refers to HSBC’s activities to compensate customers for losses or damages associated with a failure to comply with regulations or to treat customers fairly. Customer remediation is often initiated by HSBC in response to customer complaints and/or industry developments in sales practices, and is not necessarily initiated by regulatory action.
For further details of the impact of IFRS 9 on undrawn loan commitments and financial guarantees, presented in ‘Contractual commitments’, see
Note 33. Further analysis of the movement in the expected credit loss provision is disclosed within the ‘Reconciliation of changes in gross carrying/
nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees‘ table on page 158.
Brazil PIS and COFINS tax matters
Beginning in the late 1990s, HSBC Bank Brasil S.A. – Banco Múltiplo (‘HSBC Brazil’) and other financial services firms brought legal proceedings in
Brazil challenging the assessment of Contribution to the Social Integration Programme (‘PIS’) and Contribution for the Financing of Social Security
(‘COFINS’) taxes, which are federal taxes imposed on gross revenues earned by legal entities in Brazil. The Supreme Court of Brazil selected three cases – one involving an insurer, in 2007, and two involving other banks, in 2011 – to set standards that would apply to all of these proceedings. In
June 2023, the court ruled against the financial services firms in all three cases. The standards set by the court in this ruling have not yet been applied to HSBC Brazil’s legacy cases, liability for which remained with HSBC after the sale of HSBC’s operations in Brazil to Bradesco in 2016. In
May 2025, the first instance judicial court delivered a favourable judgment in HSBC Brazil’s second largest legacy PIS and COFINS case, which has been appealed by the Brazilian Tax Authority. There are many factors that may affect the range of outcomes and any resulting financial impact for
HSBC. Based upon the information currently available, a provision was recognised in respect of one legacy case. The remaining additional tax liability subject to challenge on all legacy PIS and COFINS cases is up to $0.4bn. As at 31 December 2025, no provision has been booked for this amount.
Bernard L. Madoff Investment Securities LLC
In a 2009 lawsuit in Luxembourg relating to the Bernard L. Madoff Investment Securities LLC fraud, HSBC Securities Services Luxembourg
(‘HSSL’) is defending a claim brought by Herald Fund SPC (‘Herald’) for restitution of securities and $521m in cash (plus interest) or, alternatively damages in the amount of $5.6bn (plus interest). On 24 October 2025, the Luxembourg Court of Cassation denied HSSL’s appeal in respect of
Herald’s securities restitution claim, but accepted HSSL’s appeal in respect of Herald’s cash restitution claim. HSSL will now pursue a second appeal before the Luxembourg Court of Appeal. If HSSL is unsuccessful in that second appeal, it will contest the amount HSSL is required to pay in subsequent proceedings before the Court of Appeal. Following this development, we recognised a $1.1bn provision. Given the pendency of the second appeal and the complexities and uncertainties associated with determining the quantum of restitution, the eventual financial impact could be significantly different.
Tax-related investigations
Since 2023 the French National Financial Prosecutor (‘PNF’) had been investigating HSBC Continental Europe and the Paris branch of HSBC Bank plc in connection with the dividend withholding tax treatment of certain historical trading activities. During the year a provision of $0.3bn was recognised, and in January 2026 HSBC Bank plc reached an agreement with the PNF to resolve its investigation. HSBC Bank plc paid a total of
€302m and the matter is now closed.